Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Business and Basis of Presentation

1. Business and Basis of Presentation

Description of the Business

FREYR is a battery manufacturing company. We are in the initial design and testing phase related to our battery production and have yet to bring a completed product to market.

Business Combination

Pursuant to the Business Combination Agreement (the “BCA”) entered into to effect a merger between Alussa Energy Acquisition Corp., a Cayman Islands exempted company (“Alussa”) and FREYR AS, a private limited liability company organized under the laws of Norway (“FREYR Legacy”) (the “Business Combination”), FREYR, a Luxembourg public limited liability company was formed to complete the Business Combination and related transactions and carry on the business of FREYR Legacy. FREYR serves as the successor entity to FREYR Legacy, the predecessor entity.

On July 9, 2021, FREYR consummated the Business Combination with FREYR Legacy and Alussa pursuant to the terms of the BCA dated January 29, 2021. Pursuant to the terms of the BCA, among other things, FREYR Legacy’s wind farm business was transferred to Sjonfjellet Vindpark Holding AS (“SVPH”), resulting in SVPH shares being held by FREYR Legacy’s shareholders. In connection with the consummation of the transactions contemplated by the BCA, FREYR Legacy and Alussa became wholly owned subsidiaries of FREYR. Following the First Closing on July 7, 2021, FREYR’s ordinary shares and warrants began trading on the New York Stock Exchange.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Alussa was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the following factors: (i) FREYR Legacy’s existing operations comprise the ongoing operations of the combined company, (ii) FREYR Legacy’s senior management comprises the senior management of the combined company and (iii) no shareholder has control of the board of directors or a majority voting interest in the combined company. In accordance with guidance applicable to these circumstances, the Business Combination was treated as the equivalent of FREYR issuing shares for the net assets of Alussa, accompanied by a recapitalization. The net assets of Alussa were stated at historical cost, with no goodwill or other intangible assets recorded.

As a result, the consolidated financial statements included herein reflect (i) the historical operating results of FREYR Legacy prior to the Business Combination, (ii) the combined results of FREYR, FREYR Legacy and Alussa following the closing of the Business Combination, (iii) the assets and liabilities of FREYR Legacy at their historical cost, (iv) the assets and liabilities of FREYR and Alussa at their historical cost, which approximates fair value, and (v) FREYR’s equity structure for all periods presented.

In accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations, guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the closing date, to reflect the number of shares of FREYR’s ordinary shares issued to FREYR Legacy’s shareholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to FREYR Legacy’s ordinary shares prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Basis of Presentation

The consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of FREYR and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated. Certain prior period balances and amounts have been reclassified to conform with the current year’s presentation in the consolidated financial statements and the accompanying notes.

Risks and Uncertainties

We are subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market our products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of our grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of our proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

These financial statements have been prepared by management in accordance with U.S. GAAP and this basis assumes that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

As of the date of this report, our existing cash resources, which were provided as a result of the business combination, are sufficient to support planned operations for the next 12 months. As a result, management believes that our existing financial resources are sufficient to continue operating activities for at least one year past the issuance date of the financial statements.